Expense Example - BOYAR VALUE FUND INC	Apr. 29, 2025 USD ($)
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 766
Expense Example, with Redemption, 3 Years	1,015
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,429
BOYAR VALUE FUND INC Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,757